CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 188,510			$ 35,531	$ 32,712			$ 37,435
Accounts receivable	2,139			1,399				1,944
Deferred contract costs, current portion	5,904			4,049				2,961
Prepaid expenses and other current assets	6,574			2,649				2,491
Total current assets	203,127			43,628				44,831
Property and equipment, net	8,391			2,968				1,605
Intangible assets, net	2,111			2,231				408
Goodwill	1,991			1,991				0
Deferred contract costs, net of current portion	2,201			1,670				744
Other long-term assets	972			2,470				88
Total assets	218,793			54,958				47,676
Current liabilities
Accounts payable	5,196			8,654				6,818
Accrued expenses	22,285			7,719				4,112
Deferred revenue	36,051			26,537				19,218
Total current liabilities	65,409			42,910				30,148
Liabilities, Noncurrent [Abstract]
Deferred revenue, net of current portion	243			123				448
Deferred tax liability	126			209				180
Other long-term liabilities	2,960			497				0
Total liabilities	68,738			43,739				30,776
Commitments and contingencies (Note 9)
Stockholders' Equity Attributable to Parent [Abstract]
Common stock	0			0				0
Additional paid-in capital	185,292			4,975				3,644
Accumulated deficit	(35,238)			(35,815)				(28,803)
Total stockholders’ deficit	150,055	$ 149,465	$ 139,911	(6,840)	(5,562)	$ (4,784)	$ (2,885)	(1,159)	$ 8,406
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	218,793			54,958				47,676
Series A redeemable convertible preferred stock
Liabilities, Noncurrent [Abstract]
Redeemable convertible preferred stock	0	0	0	7,789	7,789	7,789	7,789	7,789	7,789
Series A-1 redeemable convertible preferred stock
Liabilities, Noncurrent [Abstract]
Redeemable convertible preferred stock	0	$ 0	$ 0	10,270	$ 10,270	$ 10,270	$ 10,270	10,270	$ 0
Series B convertible preferred stock
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock	$ 0			$ 24,000				$ 24,000